Goodwill - Narrative (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2024 GBP (£) cash_generating_unit capability	Jun. 30, 2024 GBP (£) cgu capability	Apr. 10, 2024 GBP (£)	Feb. 27, 2024 GBP (£)	Aug. 03, 2023 GBP (£)	Jun. 30, 2023 GBP (£)		Jun. 09, 2023 GBP (£)	May 10, 2023 GBP (£)	Oct. 06, 2022 GBP (£)	Jun. 30, 2022 GBP (£)	Feb. 08, 2022 GBP (£)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of CGUs	1	1
Goodwill	£ 515,724	£ 515,724				£ 239,249	[1]
Number of completed acquisitions | capability	3	3
Terminal growth rate	2.00%	2.00%				1.50%					1.50%
Discount rate applied to cash flow projections	12.80%	12.80%				14.90%					13.50%
TLM
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of voting equity interests acquired					100.00%
Goodwill					£ 14,360
EQ Tek
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of voting equity interests acquired				100.00%
Goodwill				£ 13,325
Provisional goodwill				£ 13,300
GalaxE Group, Inc
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of voting equity interests acquired			100.00%
Provisional goodwill			£ 252,200
Lexicon
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of voting equity interests acquired						100.00%
Goodwill						£ 44,100				£ 44,050
Mudbath & Co Pty Ltd
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 12,728	£ 12,728							£ 12,766
Provisional goodwill						12,800
DEK Corporation Pty Ltd
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 44,104	£ 44,104						£ 45,635
Provisional goodwill						£ 45,600
Business Agility Consulting BAC
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of voting equity interests acquired											100.00%
Goodwill											£ 12,800	£ 12,780

[1]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for DEK and Mudbath (refer to note 3C for details).